INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory, Net [Abstract]
Raw materials	$ 3,064	$ 2,201
Work-in-progress	2,537	2,468
Finished goods	534	461
Total inventories	6,135	5,130
Inventory write-offs	$ 80	$ 49	$ 530